Related-party transactions - Key management remuneration (Details) - ZAR (R) R in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	R 127,542	R 90,179	R 110,134
Post-employment benefits	6,957	4,421	6,009
Share-based payment	65,338	104,550	127,097
Total	R 199,837	R 199,150	R 243,240